Other disclosures - Schedule of certain financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 220,342	€ 107,067	€ 223,073	€ 210,689	€ 153,839
Financial assets at fair value through other comprehensive income	81,547		83,298	105,585
Financial assets at amortised cost	1,191,403		1,147,044	1,037,898
Total certain assets	1,493,292		1,453,415	1,354,172
Liabilities
Financial liabilities at amortized cost	1,468,703		1,423,858	1,349,169
Difference (assets less liabilities)	24,589		29,557	5,003
On demand
Assets
Cash, cash balances at Central Banks and other deposits on demand	220,342		223,073	210,689
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	40,687		45,322	35,520
Total certain assets	261,029		268,395	246,209
Liabilities
Financial liabilities at amortized cost	711,093		731,837	718,435
Difference (assets less liabilities)	(450,064)		(463,442)	(472,226)
Within 3 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	13,544		19,215	19,885
Financial assets at amortised cost	202,066		194,757	161,837
Total certain assets	215,610		213,972	181,722
Liabilities
Financial liabilities at amortized cost	246,898		236,565	169,013
Difference (assets less liabilities)	(31,288)		(22,593)	12,709
3 to 12 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	9,234		5,425	10,447
Financial assets at amortised cost	171,494		137,632	121,272
Total certain assets	180,728		143,057	131,719
Liabilities
Financial liabilities at amortized cost	182,516		144,666	99,223
Difference (assets less liabilities)	(1,788)		(1,609)	32,496
1 to 3 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	19,372		15,377	20,001
Financial assets at amortised cost	232,190		196,939	154,345
Total certain assets	251,562		212,316	174,346
Liabilities
Financial liabilities at amortized cost	161,784		168,984	194,879
Difference (assets less liabilities)	89,778		43,332	(20,533)
3 to 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	14,162		17,693	17,745
Financial assets at amortised cost	158,556		135,156	130,456
Total certain assets	172,718		152,849	148,201
Liabilities
Financial liabilities at amortized cost	88,527		81,808	98,210
Difference (assets less liabilities)	84,191		71,041	49,991
More than 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	25,235		25,588	37,507
Financial assets at amortised cost	386,410		437,238	434,468
Total certain assets	411,645		462,826	471,975
Liabilities
Financial liabilities at amortized cost	77,885		59,998	69,409
Difference (assets less liabilities)	333,760		402,828	402,566
Deposits
Liabilities
Financial liabilities at amortized cost	1,125,308		1,111,887	1,078,587
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	697,339		718,366	711,377
Deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	210,538		193,092	126,956
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	118,035		96,667	64,096
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	61,332		82,663	117,585
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	22,161		19,343	52,658
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	15,903		1,756	5,915
Central banks
Liabilities
Financial liabilities at amortized cost	48,782		76,952	139,757
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	168		117	92
Central banks | Within 3 months
Liabilities
Financial liabilities at amortized cost	20,224		6,991	5,861
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	6,941		18,311	2,130
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	16,846		47,018	91,651
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	4,581		4,506	40,013
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	22		9	10
Credit institutions
Liabilities
Financial liabilities at amortized cost	81,246		68,582	52,235
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	6,572		7,172	12,854
Credit institutions | Within 3 months
Liabilities
Financial liabilities at amortized cost	25,990		30,557	16,208
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	21,390		15,901	12,507
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	13,434		9,670	4,712
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	5,963		3,925	1,981
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	7,897		1,357	3,973
Customer deposits
Liabilities
Financial liabilities at amortized cost	995,280		966,353	886,595
Customer deposits | On demand
Liabilities
Financial liabilities at amortized cost	690,599		711,077	698,431
Customer deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	164,324		155,544	104,887
Customer deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	89,704		62,455	49,459
Customer deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	31,052		25,975	21,222
Customer deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	11,617		10,912	10,664
Customer deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	7,984		390	1,932
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	303,208		274,912	240,709
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	0		0	0
Marketable debt securities | Within 3 months
Liabilities
Financial liabilities at amortized cost	28,371		34,408	31,550
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	63,440		46,480	29,798
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	92,554		81,051	71,333
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	57,639		55,359	45,198
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	61,204		57,614	62,830
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	40,187		37,059	29,873
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	13,754		13,471	7,058
Other financial liabilities | Within 3 months
Liabilities
Financial liabilities at amortized cost	7,989		9,065	10,507
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	1,041		1,519	5,329
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	7,898		5,270	5,961
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	8,727		7,106	354
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	778		628	664
Debt securities
Assets
Financial assets at fair value through other comprehensive income	73,565		75,083	97,922
Financial assets at amortised cost	103,559		73,554	35,708
Debt securities | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	0		0	0
Debt securities | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	13,078		19,011	19,598
Financial assets at amortised cost	12,281		7,956	4,212
Debt securities | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	8,433		4,528	9,609
Financial assets at amortised cost	14,114		7,417	4,171
Debt securities | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	18,432		13,884	19,133
Financial assets at amortised cost	18,608		21,459	2,205
Debt securities | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	12,764		16,631	16,494
Financial assets at amortised cost	11,281		6,715	15,388
Debt securities | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	20,858		21,029	33,088
Financial assets at amortised cost	47,275		30,007	9,732
Loans and advances
Assets
Financial assets at fair value through other comprehensive income	7,982		8,215	7,663
Financial assets at amortised cost	1,087,844		1,073,490	1,002,190
Loans and advances | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	40,687		45,322	35,520
Loans and advances | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	466		204	287
Financial assets at amortised cost	189,785		186,801	157,625
Loans and advances | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	801		897	838
Financial assets at amortised cost	157,380		130,215	117,101
Loans and advances | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	940		1,493	868
Financial assets at amortised cost	213,582		175,480	152,140
Loans and advances | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,398		1,062	1,251
Financial assets at amortised cost	147,275		128,441	115,068
Loans and advances | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	4,377		4,559	4,419
Financial assets at amortised cost	339,135		407,231	424,736
Central banks
Assets
Financial assets at amortised cost	20,082		15,375	15,657
Central banks | On demand
Assets
Financial assets at amortised cost	0		0	0
Central banks | Within 3 months
Assets
Financial assets at amortised cost	18,730		14,139	14,544
Central banks | 3 to 12 months
Assets
Financial assets at amortised cost	0		0	0
Central banks | 1 to 3 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | 3 to 5 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | More than 5 years
Assets
Financial assets at amortised cost	1,352		1,236	1,113
Credit institutions
Assets
Financial assets at amortised cost	57,917		46,518	39,169
Credit institutions | On demand
Assets
Financial assets at amortised cost	6,783		7,565	11,849
Credit institutions | Within 3 months
Assets
Financial assets at amortised cost	26,671		22,578	20,802
Credit institutions | 3 to 12 months
Assets
Financial assets at amortised cost	6,313		2,756	4,542
Credit institutions | 1 to 3 years
Assets
Financial assets at amortised cost	7,151		3,580	93
Credit institutions | 3 to 5 years
Assets
Financial assets at amortised cost	1,521		139	150
Credit institutions | More than 5 years
Assets
Financial assets at amortised cost	9,478		9,900	1,733
Customers
Assets
Financial assets at fair value through other comprehensive income	7,669		8,215	7,663
Financial assets at amortised cost	1,009,845		1,011,597	947,364
Customers | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	33,904		37,757	23,671
Customers | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	466		204	287
Financial assets at amortised cost	144,384		150,084	122,279
Customers | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	801		897	838
Financial assets at amortised cost	151,067		127,459	112,559
Customers | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	940		1,493	868
Financial assets at amortised cost	206,431		171,900	152,047
Customers | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,085		1,062	1,251
Financial assets at amortised cost	145,754		128,302	114,918
Customers | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	4,377		4,559	4,419
Financial assets at amortised cost	€ 328,305		€ 396,095	€ 421,890